CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands		Total	Share capital	Capital reserve	Other comprehensive losses	Accumulated deficit	Total	Non-controlling interests
Beginning balance at Dec. 31, 2016		€ 5,917	€ 1,520,816	€ (1,324,093)	€ (11,522)	€ (179,124)	€ 6,077	€ (160)
(Loss)/profit for the year		78,792				77,203	77,203	1,589
Other comprehensive income/(loss) for the year:
Remeasurement loss on defined benefit plans		352			344		344	8
Net gain/(loss) on cash flow hedges		(2,216)			(2,166)		(2,166)	(50)
Exchange differences on translation of foreign operations		(3,751)			(3,666)		(3,666)	(85)
Total comprehensive (loss)/income for the year, net of tax		73,177			(5,488)	77,203	71,715	1,462
Increase in non-controlling interests		207		6,918			6,918	(6,711)
Share-based payment		6,938		6,938			6,938
Dividends	[1]	(145,612)				(145,612)	(145,612)
Ending balance (Previously stated [member]) at Dec. 31, 2017		(59,373)	1,520,816	(1,310,237)	(17,010)	(247,533)	(53,964)	(5,409)
Ending balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017		457			(68)	556	488	(31)
Ending balance at Dec. 31, 2017		(58,916)	1,520,816	(1,310,237)	(17,078)	(246,977)	(53,476)	(5,440)
(Loss)/profit for the year		54,012				51,646	51,646	2,366
Other comprehensive income/(loss) for the year:
Remeasurement loss on defined benefit plans		(760)			(717)		(717)	(43)
Net gain/(loss) on cash flow hedges		5,092			4,802		4,802	290
Exchange differences on translation of foreign operations		(2,957)			(3,049)		(3,049)	92
Total comprehensive (loss)/income for the year, net of tax		55,387			1,036	51,646	52,682	2,705
Increase in non-controlling interests		1,290		1,703			1,703	(413)
Deemed contribution		(12,235)				(12,235)	(12,235)
Acquisition of subsidiaries (Note 7)		2,444						2,444
Share-based payment		3,015		2,891			2,891	124
Ending balance at Dec. 31, 2018		(9,015)	1,520,816	(1,305,643)	(16,042)	(207,566)	(8,435)	(580)
(Loss)/profit for the year		(273,836)				(275,645)	(275,645)	1,809
Other comprehensive income/(loss) for the year:
Remeasurement loss on defined benefit plans		(2,057)			(2,053)		(2,053)	(4)
Net gain/(loss) on cash flow hedges		1,942			1,965		1,965	(23)
Exchange differences on translation of foreign operations		2,353			2,138		2,138	215
Total comprehensive (loss)/income for the year, net of tax		(271,598)			2,050	(275,645)	(273,595)	1,997
Deemed contribution		338,915		338,915			338,915
Repurchase of shares				(1,219)			(1,219)	1,219
Contribution from shareholder		120		120			120
Acquisition of subsidiaries (Note 7)		1,073						1,073
Share-based payment		13,783		13,783			13,783
Issuance of ordinary A shares, net of issuance costs		154,736		154,736			154,736
Ending balance at Dec. 31, 2019		€ 228,014	€ 1,520,816	€ (799,308)	€ (13,992)	€ (483,211)	€ 224,305	€ 3,709

[1]	In 2017, Infront Holding AG, the subsidiary of the Group declared dividends of €145,612, which were offset with the loan and other receivable due from shareholders at that time.